Statements of Cash Flows - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 3,732,702	$ 5,796,203
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(6,512)	(2,441,515)
Change in fair value of warrant liabilities	(4,907,984)	(5,053,016)
Offering costs allocated to warrants	329,619
Changes in operating assets and liabilities:
Prepaid expenses	(599,911)	420,525
Income taxes payable		524,777
Accrued expenses	478,611	107,139
Net cash used in operating activities	(973,475)	(645,887)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(172,500,000)
Net cash used in investing activities	(172,500,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	169,050,000
Proceeds from sale of Private Placements Warrants	5,700,000
Proceeds from promissory note – related party	46,975
Repayment of promissory note - related party	(46,975)
Payment of offering costs	(460,299)
Net cash provided by financing activities	174,314,701
Net Change in Cash	841,226	(645,887)
Cash – Beginning of period		841,226
Cash – End of period	841,226	195,339
Non-Cash investing and financing activities:
Initial value of common stock subject to possible redemption	172,500,000
Initial measurement of public warrants and private placement warrants	9,842,500
Re-measurement of Common Stock subject to redemption	14,909,680	534,002
Deferred underwriting fee payable	$ 6,037,500